Business	12 Months Ended
Dec. 31, 2021
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Business
1.	Business
Despegar.com, Corp. and its subsidiaries provide travel products and services to leisure and corporate travelers in several countries in Latin America and the United States, as well as advertising and media solutions to advertisers. We offer these travel products and services through our portfolio of key trademarks: “Despegar,” “Despegar.com”, “Decolar”, “Decolar.com”, “Best Day”, “BD Experience”, “HotelDo” and “Koin”. We refer to Despegar.com, Corp. and its subsidiaries collectively as the “Despegar Group”, the “Company”, “us”, “we” and “our”, as the context requires, in these consolidated financial statements.
Impact of
COVID-19
Our results of operations for 2021 and 2020 include impacts related to the novel coronavirus global pandemic
(“COVID-19”),
which have been significantly negative for the travel industry, our business and operations, our customers, and employees.
The
COVID-19
pandemic has severely restricted the level of economic activity around the world, had an unprecedented effect on the global travel industry and materially and negatively impacted our business, financial results and financial condition. Since the first quarter of 2020, the governments of many countries, states, cities and other geographic regions have implemented, and continue to implement, a variety of containment measures, including travel restrictions, bans and advisories, instructions to practice social distancing, curfews, quarantine advisories, including quarantine restrictions after travel in certain locations,
“shelter-in-place”
orders, required closures of
non-essential
businesses, vaccination mandates or requirements for businesses to confirm employees’ vaccination status, and other restrictions. These measures have had a significant adverse effect on many of the customers on whom our business relies, including travelers, hotels and other travel accommodation providers and airlines. The
COVID-19
pandemic and the resulting implementation of restrictive measures resulted in a significant decline in travel activities and consumer demand for travel-related services in 2020 in particular. Our financial results and prospects are almost entirely dependent on the sale of travel-related services.
The spread of new variants of
COVID-19
has caused uncertainty as to when restrictions will be lifted, if additional restrictions may be initiated or reimposed, if there will be permanent changes to travel behavior patterns, and the timing of distribution and administration of
COVID-19
vaccines and other medical interventions. While the process of vaccinating their residents against
COVID-19
is underway in many countries, with various levels of success, the large scale and challenging logistics of distributing the vaccines, the unavailability of vaccines in many regions, the impact of vaccine hesitancy, as well as uncertainty over the efficacy of the vaccine against new variants of the virus, may all contribute to delays in economic recovery, particularly for the travel industry.
In 2020, given the severe downturn in the global travel industry resulting in unprecedented levels of cancellations and customer refunds and lower new bookings, we experienced a 75% decrease in revenue as compared to 2019. In 2021, our revenues showed signs of recovery and increased 146% as compared to 2020 although they did not reach pre-pandemic
levels. We also experienced unfavorable working capital trends and material negative cash flows in 2020 and 2021, although the level of negative cash flow has moderated as booking trends slightly improved and cancellations stabilized in the fourth quarter of 2021. In 2020, due to the financial difficulties faced by certain of our travel service providers, we increased our provision for expected credit losses (see Note 9).

In 2021, based on our review of recent historical credit

loss experience and stability in the economic conditions in certain markets, we revised our estimates of expected credit losses. In response to the reduction in our business volumes as a result of the impact of the
COVID-19
pandemic, during the year ended December 31, 2020, we took actions to reduce the size of our workforce to optimize efficiency and reduce costs (see Note 19 for additional information). In 2020, we issued convertible and non-convertible
preferred stock and warrants to strengthen our liquidity position (see Note 6 for details). As a result of the deterioration of the business due to the
COVID-19
pandemic, we recorded goodwill impairment charges in 2020 and 2021 (see Note 14). In addition, we recorded impairment charges in 2020 and 2021 for certain definite-lived intangible assets (see Note 13). Even though no additional impairment indicators were identified as of December 31, 2021, it is possible that we may have to record additional impairment charges in future periods.
Overall, the losses incurred in 2020 and 2021 due to the effects of the
COVID-19
pandemic increased our accumulated deficit to $574,801, which in turn led to a shareholders’ deficit of $31,729 as of December 31, 2021. Nonetheless, at December 31, 2021, we had $246,078 in cash and cash equivalents.
We continuously monitor our business performance, revenue and costs, our current and projected liquidity and operating plans. These assessments require the use of various internal and external information to build projections, including estimates from industry associations, such as the International Air Transport Association (“IATA”), which following COVID-19 vaccination campaigns is expecting that travel will continue to improve during 2022. We have taken and continue to take actions to improve our liquidity, including managing our cost structure and spending where possible to mitigate any anticipated loss of revenue. The principal assumptions used in our cash flow analyses to estimate future liquidity requirements consisted of forecasting gross bookings and revenues, net of our most significant costs and expenses, forecasting working capital requirements and commitments, such as our preferred dividends, debt payments and other commitments. Based on these actions and assumptions and considering our available cash and cash equivalents balance as of December 31, 2021, we anticipate that based on our current operating plan we have sufficient cash and cash equivalents to fund our operations and comply with our commitments for at least the next 12 months.
Even though there have been improvements in the economic and operating conditions for our business in 2021 since the outset of the
COVID-19
pandemic, we cannot predict the long-term effects of the pandemic on our business or the travel industry as a whole.